UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22893

Fidelity Oxford Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Commodity Strategy Central Fund Fidelity® Commodity Strategy Central Fund

This annual shareholder report contains information about Fidelity® Commodity Strategy Central Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Central Fund	$ 1	0.01%
What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, many commodities lost value amid often-favorable supply conditions and a stronger U.S. dollar. Others benefited amid an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing. (The following returns are stated on a total-return basis.)
•For the full 12 months, the grains group (-26%) within the agriculture sector (-16%) detracted most, hampered most by corn (-29%) and soybeans (-21%). Grains faced headwinds from a rising U.S. dollar. Also within agriculture, soybean oil (-27%) experienced weakness, while so-called softs (+9%) were led by coffee (+54%).
•The energy sector (-13%) also detracted, hampered by a sharp decline in natural gas (-54%). However, West Texas Intermediate crude oil (+8%) and Brent crude oil (+7%) gained, benefiting from tighter supplies.
•In contrast, the fund benefited from precious metals (+21%) amid dovish monetary policy expectations and safe-haven demand with gold and silver gaining about 22% and 15%, respectively. Elsewhere, industrial metals returned about -2%, led by copper (+7%), while nickel (-26%) lost value.
•Livestock gained 2%, led by strength in the price of live cattle (+8%) partly counterbalanced by weakness in lean hogs (-7%).
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Commodity Strategy Central Fund	-3.57%	6.94%	-0.84%
Bloomberg Commodity Index	-5.17%	6.51%	-1.19%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$223,724,004
Number of Holdings	44
Total Advisory Fee	$0
Portfolio Turnover	0%
What did the Fund invest in?
(as of July 31, 2024)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	99.9

ASSET ALLOCATION (% of Fund's total exposure)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913513.100    2250-TSRA-0924

Item 2.

Code of Ethics

As of the end of the period, July 31, 2024, Fidelity Oxford Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Commodity Strategy Central Fund (the “Fund”):

Services Billed by PwC

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Commodity Strategy Central Fund	$61,100	$5,700	$17,100	$2,400

July 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Commodity Strategy Central Fund	$61,300	$5,600	$17,100	$2,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Geode Capital Management, LLC ("Geode") and entities controlling, controlled by, or under common control with Geode (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	July 31, 2024A	July 31, 2023A
Audit-Related Fees	$9,437,800	$8,699,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), Geode (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2024A	July 31, 2023A
PwC	$15,033,600	$14,178,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and Geode’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Commodity Strategy Central Fund

Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Commodity Strategy Central Fund
Consolidated Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 10.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.24% to 5.29% 8/1/24 to 10/17/24 (b) (Cost $22,412,224)	22,500,000	22,412,322

Money Market Funds - 87.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $196,200,576)	196,168,523	196,207,757

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $218,612,800)	218,620,079
NET OTHER ASSETS (LIABILITIES) - 2.3%	5,103,925
NET ASSETS - 100.0%	223,724,004

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Futures Contracts
CBOT Corn Contracts (United States)	231	Dec 2024	4,617,113	(86,309)	(86,309)
CBOT Corn Contracts (United States)	33	Mar 2025	685,988	(9,278)	(9,278)
CBOT Corn Contracts (United States)	161	Jul 2025	3,499,738	(465,361)	(465,361)
CBOT KC HRW Wheat Contracts (United States)	21	Mar 2025	609,525	(23,906)	(23,906)
CBOT KC HRW Wheat Contracts (United States)	65	Dec 2024	1,838,688	(14,460)	(14,460)
CBOT Soybean Contracts (United States)	240	Nov 2024	12,270,000	(2,131,951)	(2,131,951)
CBOT Soybean Meal Contracts (United States)	155	Dec 2024	4,893,350	(625,773)	(625,773)
CBOT Soybean Meal Contracts (United States)	111	Mar 2025	3,528,690	(343,847)	(343,847)
CBOT Soybean Oil Contracts (United States)	322	Dec 2024	8,176,224	(629,546)	(629,546)
CBOT Wheat Contracts (United States)	9	Mar 2025	257,963	(14,127)	(14,127)
CBOT Wheat Contracts (United States)	126	Dec 2024	3,477,600	(13,119)	(13,119)
CME Lean Hogs Contracts (United States)	46	Apr 2025	1,428,760	42,258	42,258
CME Lean Hogs Contracts (United States)	152	Oct 2024	4,616,240	104,728	104,728
CME Live Cattle Contracts (United States)	8	Apr 2025	606,496	665	665
CME Live Cattle Contracts (United States)	102	Oct 2024	7,616,340	102,091	102,091
COMEX Copper Contracts (United States)	80	Dec 2024	8,450,738	160,832	160,832
COMEX Copper Contracts (United States)	40	Mar 2025	4,262,775	(315,923)	(315,923)
COMEX Gold 100 oz. Contracts (United States)	153	Dec 2024	38,160,900	850,013	850,013
COMEX Silver Contracts (United States)	84	Sep 2024	12,214,230	(324,173)	(324,173)
ICE Brent Crude Contracts (United Kingdom)	235	Sep 2024	18,958,000	(624,327)	(624,327)
ICE Coffee 'C' Contracts (United States)	116	Dec 2024	9,924,525	(78,276)	(78,276)
ICE Cotton No. 2 Contracts (United States)	57	Dec 2024	1,966,215	(115,237)	(115,237)
ICE Low Sulphur Gasoil Contracts (United States)	33	Nov 2024	2,466,325	30,256	30,256
ICE Low Sulphur Gasoil Contracts (United States)	48	Jan 2025	3,569,250	2,874	2,874
ICE Sugar No. 11 Contracts (United States)	150	Sep 2024	3,181,920	114,884	114,884
ICE Sugar No. 11 Contracts (United States)	105	Feb 2025	2,270,856	5,989	5,989
LME Aluminum Contracts (United Kingdom)	73	Nov 2024	4,192,116	35,202	35,202
LME Aluminum Contracts (United Kingdom)	52	Jan 2025	3,024,190	(363,642)	(363,642)
LME Lead Contracts (United Kingdom)	24	Nov 2024	1,256,532	16,903	16,903
LME Lead Contracts (United Kingdom)	12	Jan 2025	634,116	(30,881)	(30,881)
LME Nickel Contracts (United Kingdom)	37	Nov 2024	3,699,057	161,512	161,512
LME Nickel Contracts (United Kingdom)	19	Jan 2025	1,918,611	(159,030)	(159,030)
LME Zinc Contracts (United Kingdom)	29	Nov 2024	1,947,727	5,595	5,595
LME Zinc Contracts (United Kingdom)	28	Jan 2025	1,891,330	(105,936)	(105,936)
NYMEX Gasoline RBOB Contracts (United States)	74	Oct 2024	6,824,425	177,974	177,974
NYMEX Natural Gas Contracts (United States)	450	Aug 2024	9,210,400	(4,019,378)	(4,019,378)
NYMEX Natural Gas Contracts (United States)	149	Oct 2024	3,931,950	(41,498)	(41,498)
NYMEX NY Harbor ULSD Contracts (United States)	29	Feb 2025	2,988,607	(3,265)	(3,265)
NYMEX WTI Crude Oil Contracts (United States)	242	Oct 2024	18,501,680	394,413	394,413

TOTAL FUTURES CONTRACTS					(8,333,054)
The notional amount of futures purchased as a percentage of Net Assets is 99.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $217,575,627.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,972,322.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	222,469,801	178,230,189	204,492,390	10,746,020	157	-	196,207,757	0.4%
Total	222,469,801	178,230,189	204,492,390	10,746,020	157	-	196,207,757

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	22,412,322	-	22,412,322	-

Money Market Funds	196,207,757	196,207,757	-	-
Total Investments in Securities:	218,620,079	196,207,757	22,412,322	-
Derivative Instruments: Assets
Futures Contracts	2,206,189	2,206,189	-	-
Total Assets	2,206,189	2,206,189	-	-
Liabilities
Futures Contracts	(10,539,243)	(10,539,243)	-	-
Total Liabilities	(10,539,243)	(10,539,243)	-	-
Total Derivative Instruments:	(8,333,054)	(8,333,054)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	2,206,189	(10,539,243)
Total Commodity Risk	2,206,189	(10,539,243)
Total Value of Derivatives	2,206,189	(10,539,243)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $22,412,224)	$22,412,322
Fidelity Central Funds (cost $196,200,576)	196,207,757

Total Investment in Securities (cost $218,612,800)		$218,620,079
Receivable for fund shares sold		3,526,519
Distributions receivable from Fidelity Central Funds		942,553
Receivable for daily variation margin on futures contracts		700,285
Prepaid expenses		6,250
Total assets		223,795,686
Liabilities
Payable for fund shares redeemed	$70,458
Other payables and accrued expenses	1,224
Total liabilities		71,682
Net Assets		$223,724,004
Net Assets consist of:
Paid in capital		$252,931,195
Total accumulated earnings (loss)		(29,207,191)
Net Assets		$223,724,004
Net Asset Value, offering price and redemption price per share ($223,724,004 ÷ 2,485,904 shares)		$90.00
Consolidated Statement of Operations
Year ended July 31, 2024
Investment Income
Interest		$1,195,143
Income from Fidelity Central Funds		10,746,020
Total income		11,941,163
Expenses
Custodian fees and expenses	$2,625
Independent trustees' fees and expenses	686
Subsidiary directors' fees	15,200
Miscellaneous	5
Total expenses before reductions	18,516
Expense reductions	(285)
Total expenses after reductions		18,231
Net Investment income (loss)		11,922,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10,938
Fidelity Central Funds	157
Futures contracts	(1,543,770)
Total net realized gain (loss)		(1,532,675)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	98
Futures contracts	(18,923,209)
Total change in net unrealized appreciation (depreciation)		(18,923,111)
Net gain (loss)		(20,455,786)
Net increase (decrease) in net assets resulting from operations		$(8,532,854)
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,922,932	$23,560,216
Net realized gain (loss)	(1,532,675)	(136,037,242)
Change in net unrealized appreciation (depreciation)	(18,923,111)	22,085,037
Net increase (decrease) in net assets resulting from operations	(8,532,854)	(90,391,989)
Distributions to shareholders	(14,843,294)	(190,282,714)

Affiliated share transactions
Proceeds from sales of shares	39,416,830	231,103,530
Reinvestment of distributions	14,843,294	190,282,714
Cost of shares redeemed	(47,309,644)	(640,212,741)

Net increase (decrease) in net assets resulting from share transactions	6,950,480	(218,826,497)
Total increase (decrease) in net assets	(16,425,668)	(499,501,200)

Net Assets
Beginning of period	240,149,672	739,650,872
End of period	$223,724,004	$240,149,672

Other Information
Shares
Sold	429,149	1,951,768
Issued in reinvestment of distributions	157,473	1,769,881
Redeemed	(511,008)	(6,529,957)
Net increase (decrease)	75,614	(2,808,308)

Share activity has been adjusted to reflect the impact of the 1 for 23 reverse share split that occurred on November 18, 2022. See Note 1 of the Notes to Financial Statements.

Consolidated Financial Highlights
Fidelity® Commodity Strategy Central Fund

Years ended July 31,	2024	2023 A	2022 A	2021 A	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$99.64	$141.68	$133.63	$96.37	$110.86
Income from Investment Operations
Net investment income (loss) B,C	5.04	4.04	.46	- D	1.61
Net realized and unrealized gain (loss)	(8.39)	(14.61)	30.36	37.72	(12.65)
Total from investment operations	(3.35)	(10.57)	30.82	37.72	(11.04)
Distributions from net investment income	(6.29)	(31.47)	(22.77)	(.46)	(3.45)
Total distributions	(6.29)	(31.47)	(22.77)	(.46)	(3.45)
Net asset value, end of period	$90.00	$99.64	$141.68	$133.63	$96.37
Total Return E	(3.57) %	(8.89)%	27.64%	39.20%	(10.40)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01%	-% H	-% H	-% H	.02%
Expenses net of fee waivers, if any	.01%	-% H	-% H	-% H	.02%
Expenses net of all reductions	.01%	-% H	-% H	-% H	.01%
Net investment income (loss)	5.44%	3.87%	.36%	.05%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$223,724	$240,150	$739,651	$761,909	$47,326
Portfolio turnover rate I	0%	0%	0%	0%	0%

APer share amounts have been adjusted to reflect the impact of the 1 for 23 reverse share split that occurred on November 18, 2022. See Note 1 of the Notes to Financial Statements.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Consolidated Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity Commodity Strategy Central Fund (the Fund) is a fund of Fidelity Oxford Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective November 18, 2022, the Fund underwent a 1 for 23 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by a split factor of 1:23, with a corresponding increase in net asset value (NAV) per share. This event does not impact the overall net assets of the Fund. The per share data presented in the Consolidated Financial Highlights and Shares activity presented in the Consolidated Statement of Changes in Net Assets for prior fiscal years of the Fund have been retroactively adjusted to reflect this reverse share split.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Fidelity Commodity Strategy Central Fund	Geode Commodity Return Central Cayman Ltd.	26,042,000	11.6

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR) and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(235,943)
Net unrealized appreciation (depreciation)	$(235,943)
Tax Cost	$218,416,535

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$5,641,429
Capital loss carryforward	$(34,612,678)
Net unrealized appreciation (depreciation) on securities and other investments	$(235,943)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(34,612,678)
Long-term	(-)
Total capital loss carryforward	$(34,612,678)

Due to large subscriptions in a prior period, approximately $33,076,661 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $411,607 of those capital losses per year to offset capital gains.

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$14,843,294	$ 190,282,714
Long-term Capital Gains	-	-
Tax Return of Capital	-	-
Total	$14,843,294	$ 190,282,714
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services and the Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser pays all other expenses, except custody fees, the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $285.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Oxford Street Trust II and Shareholders of Fidelity Commodity Strategy Central Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Commodity Strategy Central Fund and its subsidiary (one of the funds constituting Fidelity Oxford Street Trust II, referred to hereafter as the "Fund") as of July 31, 2024, the related consolidated statement of operations for the year ended July 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 19.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $10,940,767 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $14,755,082 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Jennifer Toolin McAuliffe
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Christine J. Thompson
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Elizabeth S. Acton
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Laura M. Bishop
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Ann E. Dunwoody
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
John Engler
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Robert F. Gartland
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Robert W. Helm
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Arthur E. Johnson
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Michael E. Kenneally
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Mark A. Murray
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00
Carol J. Zierhoffer
Affirmative	232,687,353.87	100.00
TOTAL	232,687,353.87	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.901057.114
CRC-ANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024